Property, Equipment and Leasehold Improvement, Net (Tables)	12 Months Ended
Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Summary of Property Plant and Equipment
The following is a summary of property, equipment and leasehold improvement, net:

	December 31, 2019	December 31, 2020
	RMB	RMB
Electronic equipment	46,478	65,352
Furniture and office equipment	1,382	1,530
Vehicles	989	597
Leasehold improvement	4,466	5,392
Total property, equipment and leasehold improvement	53,315	72,871

Less: accumulated depreciation	(20,928)	(38,353)

Property, equipment and leasehold improvement, net	32,387	34,518